Equity - Movement of equity reserves (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in equity [Line Items]
Opening balance	$ 58,231,628	$ 57,107,780
Closing balance	53,499,363	58,231,628
Equity reserves [Member]
Disclosure of changes in equity [Line Items]
Opening balance	3,784,658	5,138,895
Release of reserves	(540,826)	(3,050,703)
Allocation to reserves	6,391,304	5,355,852
Dividends declared		(3,659,386)
Closing balance	$ 9,635,136	$ 3,784,658